Filed pursuant to Rule 497(e)

Registration Nos. 333-227298; 811-23377

Constrained Capital ESG Orphans ETF

(the “Passive ETF”)

Ticker Symbol: ORFN

Constrained Capital ESG Orphans Daily Inverse ETF

(the “Inverse ETF”)

Ticker Symbol: SRFN

(each, a “Fund,” and together, the “Funds”)

Each listed on NYSE Arca, Inc.

September 15, 2022

Supplement to the

Summary Prospectus for the Passive ETF, dated May 16, 2022, and to the Prospectus and
Statement of Additional Information (“SAI”) for the Funds,

each dated May 13, 2022

The following is hereby added to the Passive ETF’s summary prospectus and the Funds’ statutory prospectus and SAI:

The ESG Orphans Index and the proprietary data related thereto (the “Index”) are the property of Constrained Capital, LLC (“CCL”), the sponsor of the Funds, and are used under license by Toroso Investments, LLC, the Funds’ investment adviser.

Neither CCL nor any of its affiliates makes any representation, warranty or assurance, express or implied regarding the Index, the advisability of investing in securities generally or in either the Passive ETF or the Inverse ETF particularly or the ability of the Index to track general market performance or provide positive investment returns.

Neither CCL nor any of its affiliates have any obligation to point out errors in the Index. Neither the use nor publication of the Index (or any part of it) constitutes a recommendation by CCL or its affiliates to invest in securities generally or in a Fund nor does it in any way represent an assurance or opinion of CCL or its affiliates with regard to any such investment.

Neither CCL nor its affiliates are under any obligation or liability in connection with either the Passive ETF or the Inverse ETF. Inclusion of a security within the Index is not a recommendation by CCL or its affiliates to buy, sell, or hold such security, nor is it considered to be investment advice. The value of investments may go down as well as up and potential investors may not get back the amount originally invested.

Neither CCL nor its affiliates are in a position to give advice on the suitability of any investments for potential investors. Prospective investors are advised to make an investment in any investment vehicle only after carefully considering the risks associated with investing in such vehicle.

CCL DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY OTHER DATA RELATED THERETO, AND CCL SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. CCL MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, AS TO ANY RESULTS TO BE OBTAINED BY A FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY OTHER DATA RELATED THERETO. CCL SHALL NOT BE LIABLE IN THE EVENT THAT THE INDEX IS INTERRUPTED, CHANGED OR BECOMES UNAVAILABLE FOR ANY REASON BEYOND ITS REASONABLE CONTROL. CCL MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX, AND ANY OTHER DATA RELATED THERETO.

Please retain this Supplement for future reference.